Earnings/(Loss) Per Share - Schedule of Basic Earnings/(Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (10,323,329)	$ (1,482,854)	¥ (9,109,776)	¥ (3,736,932)
Accretion of redeemable noncontrolling interests	(1,542)	(222)	0	0
Extinguishment and reissuance of Series B preferred shares	0	0	0	(363,279)
Accretion of redeemable convertible preferred shares	0	0	(298,990)	5,073,140
Allocation of net income attributable to preferred shareholders				(870,166)
Numerator for computing basic net earnings/(loss) per share				¥ 102,763
Denominator:
Weighted average number of ordinary shares outstanding | shares				342,548,237
Basic net earnings/(loss) per share | ¥ / shares				¥ 0.30
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(4,506,557)	(647,327)	(3,841,616)
Accretion of redeemable noncontrolling interests	(673)	(97)
Accretion of redeemable convertible preferred shares			(126,085)
Numerator for computing basic net earnings/(loss) per share	¥ (4,507,230)	$ (647,424)	¥ (3,967,701)
Denominator:
Weighted average number of ordinary shares outstanding | shares	2,228,491,004	2,228,491,004	1,631,116,600
Basic net earnings/(loss) per share | (per share)	¥ (2.02)	$ (0.29)	¥ (2.43)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (5,816,772)	$ (835,527)	¥ (5,268,160)
Accretion of redeemable noncontrolling interests	(869)	(125)
Accretion of redeemable convertible preferred shares			(172,905)
Numerator for computing basic net earnings/(loss) per share	¥ (5,817,641)	$ (835,652)	¥ (5,441,065)
Denominator:
Weighted average number of ordinary shares outstanding | shares	2,876,391,396	2,876,391,396	2,236,815,186
Basic net earnings/(loss) per share | (per share)	¥ (2.02)	$ (0.29)	¥ (2.43)
Series B Preferred Shares
Numerator:
Extinguishment and reissuance of Series B preferred shares				¥ (363,279)